                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-4165
                                     -------------------------------------------

                    AMERICAN CENTURY TARGET MATURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                 64111
--------------------------------------------------------------------------------
    (Address of principal executive offices)              (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                     ---------------------------

Date of fiscal year end:          09-30
                             --------------------------------------------------

Date of reporting period:         03-31-2006
                             --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

MARCH 31, 2006

Target 2010 Fund
Target 2015 Fund
Target 2020 Fund
Target 2025 Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Market Perspective . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2

TARGET 2010

TARGET 2015

TARGET 2020

TARGET 2025

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Target Maturities Trust funds for the six months ended March 31, 2006.
We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news--in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Market Perspective

[photo of David MacEwen]

BY DAVID MACEWEN, CHIEF INVESTMENT OFFICER, FIXED INCOME

U.S. ECONOMIC RESILIENCE

During the first quarter of 2006, the U.S. economy resiliently emerged from a slowdown in late 2005 that followed the most active and destructive hurricane season in U.S. recorded history. Solid business and consumer spending, higher average hourly earnings, tightening capacity constraints among manufacturers, and a weaker but still strong housing market helped the economy shake its fourth-quarter sluggishness.

An improving labor market also played a role as healthy job growth dropped the unemployment rate to its lowest level since July 2001. As a result, real GDP advanced at an initially estimated 4.8% annual clip during the first three months of 2006 compared with a somewhat anemic 1.7% growth rate during 2005's final quarter.

However, crude oil and overall commodity prices remained elevated early in 2006, long-term interest rates and bond yields finally began to turn up, and the
Federal Reserve (the Fed) remained vocal about near-term threats to economic stability, collectively clouding the outlook for growth later this year.

CHANGING CONDITIONS FOR BONDS

Bonds posted modest gains during 2005's final quarter, benefiting from the weaker economic conditions, optimism that the Fed might be nearly done raising short-term interest rates, relatively contained core inflation, and forecasts for slower economic growth this year.

But the winds shifted decidedly against bonds early in 2006 as it became clear that economic growth was strong and the Fed wasn't finished raising rates. In
March, the Fed completed its fourth interest rate hike for the six months, elevating its benchmark target to 4.75%, the highest since April 2001.

The table below shows the returns of Treasury STRIPS issues used for performance comparisons with our Target Maturities Funds. As you can see, short-term securities fared better than long-term securities, which suffered more price depreciation as interest rates and bond yields rose.

ZERO-COUPON TREASURY TOTAL RETURNS
For the six months ended March 31, 2006*
--------------------------------------------------------------------------------
11/15/10 STRIPS Issue                                         -0.99%
--------------------------------------------------------------------------------
11/15/15 STRIPS Issue                                         -2.27%
--------------------------------------------------------------------------------
11/15/20 STRIPS Issue                                         -4.03%
--------------------------------------------------------------------------------
11/15/25 STRIPS Issue                                         -5.01%
--------------------------------------------------------------------------------

*Not annualized.

Source: Bloomberg Financial Markets

------

Target 2010 - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS    -0.82%      1.40%    5.23%      7.53%     12.14%       3/25/85
--------------------------------------------------------------------------------
11/15/10
STRIPS ISSUE      -0.99%      1.40%    5.62%      8.09%     13.27%(2)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR
TREASURY TOTAL
RETURN INDEX(3)   -2.52%      2.19%    6.36%      7.69%     10.19%(2)      --
--------------------------------------------------------------------------------
Advisor Class     -0.95%      1.15%    4.96%        --       4.88%      10/20/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 3/31/85, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2010 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2010 returned -0.82%* for the six months ended March 31, 2006. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15,
2010, and against which fund performance is gauged, returned -0.99%. It's also worth noting that expenses don't reduce the returns of the Treasury STRIPS issue.

A ROUGH PATCH FOR ZERO-COUPON BONDS

As discussed on page 2, bonds faced challenging times amid shifting economic conditions, an interest-rate guessing game by the financial markets, elevated energy and commodity prices, and a declining unemployment rate. Collectively, that translated into a rough six months for zero-coupon bonds, which experienced even greater volatility--and suffered lower returns--than conventional bonds.

In that environment, the zero-coupon bond yield curve (a graphic representation of the relationship between bond yields and maturities) rose and flattened:
yields on Treasury STRIPS maturing in 2010 rose by approximately 65 basis points
(0.65%), while yields on Treasury STRIPS maturing in 2025 climbed by nearly 40 basis points.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we remained focused on our structured-value approach, which is designed to boost performance through a repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe.

For the six months, that meant liquidating a fairly large block of principal-based Treasury STRIPS maturing in August 2010 and partially replacing them with a smaller block of newly issued ones that provided a slight yield advantage. We also sold a substantial amount of coupon-based Treasury STRIPS maturing in November 2010. Then we used part of the proceeds to buy similar ones maturing in May 2010 that became available at what we felt were the most compelling levels in roughly two years.

We also adjusted the portfolio's holdings of U.S. government agency zeros. That included selling Financing Corporation zero-coupon bonds maturing in May 2010 and buying October 2009 maturity zeros issued by the Federal Home Loan Bank that became available at what we considered better-than-average prices.

The Portfolio at a Glance table at left shows the resulting slight decrease in
Target 2010's weighted average maturity

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.29%                 3.68%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              9/26/10               10/7/10
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $105.54               $105.62
--------------------------------------------------------------------------------
(1) See graph on page 5.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Target 2010 - Portfolio Commentary

date as a result of these trades, which narrowly reduced the portfolio's anticipated value at maturity as well.

TARGET 2010'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2010 offers a fairly predictable rate of return over a given time frame by investing in some of the highest credit-quality debt securities in the world.
However, as the six months helped to illustrate, Target 2010 is best suited for investors who can withstand sometimes severe share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Treasury STRIPS                             50.8%                 50.4%
--------------------------------------------------------------------------------
REFCORP STRIPS                              22.7%                 22.9%
--------------------------------------------------------------------------------
CATS                                         6.8%                  6.8%
--------------------------------------------------------------------------------
Other Treasurys                              2.8%                  2.8%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 83.1%                 82.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         12.5%                 14.4%
--------------------------------------------------------------------------------
Other Govt. Agencys                          4.4%                  2.5%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                         16.9%                 16.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.2%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.2)%                 --(1)
--------------------------------------------------------------------------------

(1) Category is less than 0.05% of total net assets.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2010

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2010 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 83.1%

      $ 1,000,000  STRIPS - COUPON, 3.44%,
                   5/15/09                                         $    861,535
--------------------------------------------------------------------------------
           59,000  TIGR, 3.77%, 5/15/09                                  50,445
--------------------------------------------------------------------------------
        5,106,000  TR, 3.93%, 5/15/09                                 4,365,630
--------------------------------------------------------------------------------
       16,367,000  CATS, 4.98%, 8/15/09                              13,819,051
--------------------------------------------------------------------------------
        1,400,000  Federal Judiciary, 3.47%,
                   8/15/09                                            1,183,995
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.47%,
                   8/15/09                                              851,287
--------------------------------------------------------------------------------
          149,500  TIGR, 2.95%, 8/15/09                                  77,677
--------------------------------------------------------------------------------
           13,000  TIGR, 2.95%, 8/15/09                                   6,755
--------------------------------------------------------------------------------
          534,000  REFCORP STRIPS - COUPON,
                   3.65%, 10/15/09                                      450,282
--------------------------------------------------------------------------------
        1,237,000  CATS, 6.31%, 11/15/09                              1,031,023
--------------------------------------------------------------------------------
        3,500,000  STRIPS - COUPON, 4.90%,
                   11/15/09                                           2,943,052
--------------------------------------------------------------------------------
       32,500,000  STRIPS - PRINCIPAL, 5.74%,
                   11/15/09                                          27,220,051
--------------------------------------------------------------------------------
          715,000  REFCORP STRIPS - COUPON,
                   3.63%, 1/15/10                                       596,102
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 3.77%,
                   2/15/10                                              832,114
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 4.42%,
                   2/15/10                                            8,308,590
--------------------------------------------------------------------------------
        1,228,000  REFCORP STRIPS - COUPON,
                   7.16%, 4/15/10                                     1,013,012
--------------------------------------------------------------------------------
        4,787,000  STRIPS - COUPON, 5.13%,
                   5/15/10                                            3,942,616
--------------------------------------------------------------------------------
          577,000  STRIPS - COUPON, 9.24%,
                   8/15/10                                              470,456
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 4.19%,
                   8/15/10                                            4,061,130
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 4.34%,
                   8/15/10                                            4,061,130
--------------------------------------------------------------------------------
        3,136,000  REFCORP STRIPS - COUPON,
                   6.53%, 10/15/10                                    2,533,358
--------------------------------------------------------------------------------
        4,839,000  STRIPS - COUPON, 7.67%,
                   11/15/10                                           3,904,913
--------------------------------------------------------------------------------
       19,361,000  REFCORP STRIPS - COUPON,
                   6.28%, 1/15/11                                    15,414,183
--------------------------------------------------------------------------------
          507,000  Federal Judiciary, 4.38%,
                   2/15/11                                              398,684
--------------------------------------------------------------------------------
       27,310,000  STRIPS - COUPON, 7.99%,
                   2/15/11                                           21,680,480
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 4.41%,
                   2/15/11                                            3,961,790
--------------------------------------------------------------------------------
        1,850,000  REFCORP STRIPS - COUPON,
                   8.14%, 4/15/11                                     1,459,424
--------------------------------------------------------------------------------
        2,500,000  STRIPS - COUPON, 6.65%,
                   5/15/11                                            1,975,043
--------------------------------------------------------------------------------
        7,000,000  REFCORP STRIPS - COUPON,
                   4.98%, 7/15/11                                     5,440,575
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $29,715,000  STRIPS - COUPON, 5.23%,
                   8/15/11                                         $ 23,012,694
--------------------------------------------------------------------------------
       29,287,000  REFCORP STRIPS - COUPON,
                   4.80%, 10/15/11                                   22,538,572
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.12%,
                   11/15/11                                           2,313,543
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $175,262,091)                                                 180,779,192
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 16.9%

        5,000,000  FHLB, 4.76%, 10/19/09                              4,161,095
--------------------------------------------------------------------------------
        3,555,000  FHLMC STRIPS - COUPON,
                   4.44%, 1/15/10                                     2,933,792
--------------------------------------------------------------------------------
        3,244,000  FICO STRIPS - COUPON,
                   4.27%, 4/6/10                                      2,651,243
--------------------------------------------------------------------------------
        4,460,000  FICO STRIPS - COUPON,
                   6.02%, 5/11/10                                     3,629,263
--------------------------------------------------------------------------------
        2,805,000  FICO STRIPS - COUPON,
                   6.09%, 5/30/10                                     2,277,161
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   4.95%, 7/15/10                                     3,026,261
--------------------------------------------------------------------------------
        1,231,000  FHLMC STRIPS - COUPON,
                   4.16%, 9/15/10                                       986,110
--------------------------------------------------------------------------------
        2,800,000  FICO STRIPS - COUPON,
                   4.42%, 10/6/10                                     2,237,827
--------------------------------------------------------------------------------
        7,000,000  FICO STRIPS - COUPON,
                   6.11%, 11/11/10                                    5,570,040
--------------------------------------------------------------------------------
        2,381,000  Government Trust Certificates,
                   5.11%, 11/15/10                                    1,899,638
--------------------------------------------------------------------------------
        4,403,000  Government Trust Certificates,
                   5.38%, 11/15/10                                    3,512,854
--------------------------------------------------------------------------------
        2,973,000  FICO STRIPS - COUPON,
                   4.77%, 12/6/10                                     2,355,077
--------------------------------------------------------------------------------
        1,845,000  FHLMC STRIPS - COUPON,
                   4.71%, 1/15/11                                     1,449,886
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $36,517,619)                                                   36,690,247
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

          412,000  FNMA Discount Notes, 4.61%,
                   4/3/06(2)
(Cost $411,894)                                                         412,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.2%
(Cost $212,191,604)                                                 217,881,439
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.2)%                                                  (391,937)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $217,489,502
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2010 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

CATS = Certificates of Accrual of Treasury Securities

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2015 - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS    -2.27%      2.10%    6.96%      8.85%     9.47%        9/1/86
--------------------------------------------------------------------------------
11/15/15
STRIPS ISSUE      -2.27%      2.45%    7.19%      9.37%     9.14%(2)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR
TREASURY TOTAL
RETURN INDEX(3)   -2.52%      2.19%    6.36%      7.69%     8.29%(2)      --
--------------------------------------------------------------------------------
Advisor Class     -2.38%      1.83%    6.68%        --      7.96%       7/23/99
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 8/31/86, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2015 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2015 returned -2.27%* for the six months ended March 31, 2006, as rising interest rates and resilient U.S. economic growth helped short-term bonds hold their ground better than intermediate- and long-term equivalents. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15, 2015, against which fund performance is gauged, returned a matching -2.27%. It's also worth noting that expenses don't reduce the returns of the Treasury STRIPS issue.

A ROUGH PATCH FOR ZERO-COUPON BONDS

As discussed on page 2, bonds faced challenging times amid shifting economic conditions, an interest-rate guessing game by the financial markets, elevated energy and commodity prices, and a declining unemployment rate. Collectively, that translated into a rough six months for zero-coupon bonds, which experienced even greater volatility--and suffered lower returns--than conventional bonds.

In that environment, the zero-coupon bond yield curve (a graphic representation of the relationship between bond yields and maturities) rose and flattened:
yields on Treasury STRIPS maturing in 2010 rose by approximately 65 basis points
(0.65%), while yields on Treasury STRIPS maturing in 2025 climbed by nearly 40 basis points.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we remained focused on our structured-value approach, which is designed to boost performance through a repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe.

Some of our biggest position shifts over the six months involved adding to holdings of coupon-based Treasury STRIPS maturing in May and November 2016, while paring back coupon-based Treasury STRIPS maturing in August and November
2015. On a smaller-scale note, we also used early period incoming cash to add to an already established block of zero-coupon bonds maturing in February 2015 issued by the Federal Judiciary.

As shown by the Portfolio at a Glance table at left, trades such as those helped to extend Target 2015's weighted average maturity date by 22 days, correspondingly stretching the fund's anticipated value at maturity by $0.39, and driving up Target 2015's anticipated growth rate from 4.02% to 4.49%.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.49%                 4.02%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                             10/27/15               10/5/15
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $113.39               $113.00
--------------------------------------------------------------------------------

(1) See graph on page 10.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Target 2015 - Portfolio Commentary

TARGET 2015'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2015 offers a fairly predictable rate of return over a given time frame by investing in some of the highest credit-quality debt securities in the world.
However, as the six months helped to illustrate, Target 2015 is best suited for investors who can withstand sometimes severe share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
REFCORP STRIPS                              50.6%                 50.6%
--------------------------------------------------------------------------------
Treasury STRIPS                             35.8%                 36.2%
--------------------------------------------------------------------------------
Other Treasurys                              1.8%                  1.1%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 88.2%                 87.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                         11.5%                 10.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.4%                  0.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.1)%                  1.2%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2015

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2015 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 88.2%

      $    30,000  Federal Judiciary, 4.68%,
                   2/15/14                                          $    20,094
--------------------------------------------------------------------------------
        1,404,000  REFCORP STRIPS - COUPON,
                   4.55%, 4/15/14                                       940,461
--------------------------------------------------------------------------------
        6,250,000  STRIPS - COUPON, 4.41%,
                   5/15/14                                            4,199,250
--------------------------------------------------------------------------------
          184,000  REFCORP STRIPS - COUPON,
                   4.82%, 10/15/14                                      120,015
--------------------------------------------------------------------------------
        3,000,000  STRIPS - COUPON, 4.65%,
                   11/15/14                                           1,965,177
--------------------------------------------------------------------------------
       14,810,000  REFCORP STRIPS - COUPON,
                   6.72%, 1/15/15                                     9,541,031
--------------------------------------------------------------------------------
        5,485,000  Federal Judiciary, 4.78%,
                   2/15/15                                            3,491,389
--------------------------------------------------------------------------------
       13,850,000  STRIPS - COUPON, 6.03%,
                   2/15/15                                            8,969,800
--------------------------------------------------------------------------------
       27,560,000  REFCORP STRIPS - COUPON,
                   8.09%, 4/15/15                                    17,532,983
--------------------------------------------------------------------------------
          408,000  STRIPS - COUPON, 9.17%,
                   5/15/15                                              261,020
--------------------------------------------------------------------------------
       28,469,000  REFCORP STRIPS - COUPON,
                   8.17%, 7/15/15                                    17,885,991
--------------------------------------------------------------------------------
        9,203,000  STRIPS - COUPON, 8.82%,
                   8/15/15                                            5,815,983
--------------------------------------------------------------------------------
       28,598,000  REFCORP STRIPS - COUPON,
                   7.81%, 10/15/15                                   17,721,666
--------------------------------------------------------------------------------
       19,981,000  STRIPS - COUPON, 7.63%,
                   11/15/15                                          12,450,202
--------------------------------------------------------------------------------
        9,000,000  STRIPS - PRINCIPAL, 4.82%,
                   11/15/15                                           5,634,297
--------------------------------------------------------------------------------
        4,159,000  REFCORP STRIPS - COUPON,
                   5.15%, 1/15/16                                     2,543,482
--------------------------------------------------------------------------------
       15,300,000  STRIPS - COUPON, 6.99%,
                   2/15/16                                            9,416,951
--------------------------------------------------------------------------------
       18,700,000  STRIPS - COUPON, 6.16%,
                   5/15/16                                           11,335,304
--------------------------------------------------------------------------------
       28,091,000  REFCORP STRIPS - COUPON,
                   8.23%, 7/15/16                                    16,677,009
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 4.91%,
                   8/15/16                                              598,109
--------------------------------------------------------------------------------
       28,742,000  REFCORP STRIPS - COUPON,
                   7.63%, 10/15/16                                   16,818,180
--------------------------------------------------------------------------------
       17,000,000  STRIPS - COUPON, 4.80%,
                   11/15/16                                          10,032,193
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $145,623,612)                                                 173,970,587
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 11.5%

        2,232,000  FICO STRIPS - COUPON,
                   5.14%, 5/30/14                                     1,456,882
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  FHLMC STRIPS - COUPON,
                   4.94%, 11/24/14                                 $  3,176,539
--------------------------------------------------------------------------------
          180,000  FICO STRIPS - COUPON,
                   5.00%, 11/30/14                                      114,384
--------------------------------------------------------------------------------
        7,681,000  FICO STRIPS - COUPON,
                   6.78%, 2/8/15                                      4,835,981
--------------------------------------------------------------------------------
        3,038,000  FICO STRIPS - COUPON,
                   4.98%, 4/6/15                                      1,896,760
--------------------------------------------------------------------------------
        1,017,000  FICO STRIPS - COUPON,
                   5.76%, 4/6/15                                        634,959
--------------------------------------------------------------------------------
        3,750,000  FHLMC STRIPS - COUPON,
                   5.88%, 7/15/15                                     2,305,369
--------------------------------------------------------------------------------
           52,000  FICO STRIPS - COUPON,
                   5.47%, 11/2/15                                        31,455
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   5.77%, 11/11/15                                    1,207,996
--------------------------------------------------------------------------------
          190,000  FICO STRIPS - COUPON,
                   5.16%, 12/6/15                                       114,331
--------------------------------------------------------------------------------
        5,125,000  FICO STRIPS - COUPON,
                   4.70%, 12/27/15                                    3,074,472
--------------------------------------------------------------------------------
        1,500,000  FHLMC STRIPS - COUPON,
                   5.45%, 1/15/16                                       896,588
--------------------------------------------------------------------------------
        5,000,000  FICO STRIPS - COUPON,
                   6.42%, 6/6/16                                      2,921,195
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $21,954,821)                                                   22,666,911
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.4%

          797,000  FNMA Discount Notes, 4.61%,
                   4/3/06(2)
(Cost $796,796)                                                         797,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $168,375,229)                                                 197,434,498
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.1)%                                                  (204,925)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $197,229,573
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2020 - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS    -3.78%      2.45%    8.04%      9.82%     9.92%      12/29/89
--------------------------------------------------------------------------------
11/15/20
STRIPS ISSUE      -4.03%      2.99%    8.07%     10.35%     9.92%(2)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR
TREASURY TOTAL
RETURN INDEX(3)   -2.52%      2.19%    6.36%      7.69%     8.52%(2)      --
--------------------------------------------------------------------------------
Advisor Class     -3.88%      2.22%    7.77%        --      6.02%      10/19/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2020 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2020 returned -3.78%* for the six months ended March 31, 2006, as rising interest rates and resilient U.S. economic growth helped short-term bonds hold their ground better than intermediate- and long-term equivalents. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15, 2020, against which fund performance is gauged, returned -4.03%. It's also worth noting that expenses don't reduce the returns of the Treasury STRIPS issue.

A ROUGH PATCH FOR ZERO-COUPON BONDS

As discussed on page 2, bonds faced challenging times amid shifting economic conditions, an interest-rate guessing game by the financial markets, elevated energy and commodity prices, and a declining unemployment rate. Collectively, that translated into a rough six months for zero-coupon bonds, which experienced even greater volatility--and suffered lower returns--than conventional bonds.

In that environment, the zero-coupon bond yield curve (a graphic representation of the relationship between bond yields and maturities) rose and flattened:
yields on Treasury STRIPS maturing in 2010 rose by approximately 65 basis points
(0.65%), while yields on Treasury STRIPS maturing in 2025 climbed by nearly 40 basis points.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we remained focused on our structured-value approach, which is designed to boost performance through a repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe.

That approach was complicated during the six months by the fund experiencing net cash outflows in late 2005, and somewhat volatile cash flows (money coming in and going out of the portfolio) early this year. Generally speaking, we met those challenges by selling, and during the first three months of this year sometimes buying, a variety of various-maturity Treasury STRIPS and Resolution
Funding Corporation zero-coupon bonds based upon whatever attractive opportunities were at hand.

The table on the next page concerning types of investments in the portfolio shows that these efforts did little to affect Target 2020's overall composition.
However, the Portfolio at a Glance table at left demonstrates that the trades

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.66%                 4.23%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/18/20               8/12/20
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $108.31               $108.21
--------------------------------------------------------------------------------

(1) See graph on page 14.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Target 2020 - Portfolio Commentary

increased Target 2020's weighted average maturity date by six days and nudged up the fund's anticipated value at maturity by $0.10.

TARGET 2020'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2020 offers a fairly predictable rate of return over a given time frame by investing in some of the highest credit-quality debt securities in the world.
However, as the six months helped to illustrate, Target 2020 is best suited for investors who can withstand sometimes severe share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
REFCORP STRIPS                              67.3%                 67.2%
--------------------------------------------------------------------------------
Treasury STRIPS                             28.7%                 28.4%
--------------------------------------------------------------------------------
Other Treasurys                              0.3%                  0.3%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 96.3%                 95.9%
--------------------------------------------------------------------------------
Other Govt. Agencys                          1.9%                  1.9%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.8%                  1.7%
--------------------------------------------------------------------------------
TOTAL GOVT. AGENCYS                          3.7%                  3.6%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.1%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             (0.1)%                 0.3%
--------------------------------------------------------------------------------

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2020

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2020 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 96.3%

      $20,500,000  REFCORP STRIPS - COUPON,
                   6.36%, 1/15/19                                  $ 10,578,205
--------------------------------------------------------------------------------
          285,000  Federal Judiciary, 5.26%,
                   2/15/19                                              145,210
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.24%,
                   2/15/19                                              522,456
--------------------------------------------------------------------------------
          258,000  REFCORP STRIPS - COUPON,
                   6.21%, 4/15/19                                       131,196
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   5/15/19                                              515,241
--------------------------------------------------------------------------------
          299,000  Federal Judiciary, 5.70%,
                   8/15/19                                              148,210
--------------------------------------------------------------------------------
        1,000,000  STRIPS - COUPON, 5.26%,
                   8/15/19                                              508,770
--------------------------------------------------------------------------------
        4,000,000  STRIPS - COUPON, 5.83%,
                   11/15/19                                           2,006,852
--------------------------------------------------------------------------------
       19,674,000  REFCORP STRIPS - COUPON,
                   8.52%, 1/15/20                                     9,605,358
--------------------------------------------------------------------------------
        3,500,000  STRIPS - COUPON, 8.03%,
                   2/15/20                                            1,733,900
--------------------------------------------------------------------------------
       27,299,000  REFCORP STRIPS - COUPON,
                   6.10%, 4/15/20                                    13,131,911
--------------------------------------------------------------------------------
          396,000  AID (Israel), 5.91%, 5/15/20                         186,873
--------------------------------------------------------------------------------
       11,188,000  STRIPS - COUPON, 6.55%,
                   5/15/20                                            5,457,741
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 6.14%,
                   5/15/20                                              978,332
--------------------------------------------------------------------------------
       37,918,000  REFCORP STRIPS - COUPON,
                   8.20%, 7/15/20                                    17,970,554
--------------------------------------------------------------------------------
       50,144,000  REFCORP STRIPS - PRINCIPAL,
                   6.17%, 7/15/20                                    23,853,099
--------------------------------------------------------------------------------
          115,000  Federal Judiciary, 6.19%,
                   8/15/20                                               53,786
--------------------------------------------------------------------------------
       12,135,000  STRIPS - COUPON, 6.40%,
                   8/15/20                                            5,836,753
--------------------------------------------------------------------------------
        5,000,000  STRIPS - PRINCIPAL, 6.21%,
                   8/15/20                                            2,415,055
--------------------------------------------------------------------------------
       35,406,000  REFCORP STRIPS - COUPON,
                   6.39%, 10/15/20                                   16,569,831
--------------------------------------------------------------------------------
        3,000,000  REFCORP STRIPS - PRINCIPAL,
                   6.64%, 10/15/20                                    1,408,638
--------------------------------------------------------------------------------
       15,907,000  STRIPS - COUPON, 8.22%,
                   11/15/20                                           7,564,972
--------------------------------------------------------------------------------
       39,289,000  REFCORP STRIPS - COUPON,
                   7.01%, 1/15/21                                    18,174,581
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $23,535,000  REFCORP STRIPS - PRINCIPAL,
                   5.82%, 1/15/21                                  $ 10,907,978
--------------------------------------------------------------------------------
          110,000  Federal Judiciary, 5.75%,
                   2/15/21                                               50,250
--------------------------------------------------------------------------------
       10,750,000  STRIPS - COUPON, 5.95%,
                   2/15/21                                            5,055,177
--------------------------------------------------------------------------------
       18,500,000  STRIPS - COUPON, 5.55%,
                   5/15/21                                            8,564,649
--------------------------------------------------------------------------------
        2,000,000  STRIPS - PRINCIPAL, 5.85%,
                   5/15/21                                              928,642
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.81%,
                   8/15/21                                            4,584,670
--------------------------------------------------------------------------------
        2,000,000  STRIPS - COUPON, 5.30%,
                   11/15/21                                             902,620
--------------------------------------------------------------------------------
       10,000,000  STRIPS - PRINCIPAL, 5.46%,
                   11/15/21                                           4,526,870
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $146,116,497)                                                 175,018,380
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 3.7%

          535,000  FICO STRIPS - COUPON,
                   5.81%, 4/5/19                                        269,058
--------------------------------------------------------------------------------
           11,000  TVA STRIPS - COUPON,
                   5.66%, 5/1/19                                          5,379
--------------------------------------------------------------------------------
            9,000  TVA STRIPS - COUPON,
                   5.70%, 11/1/19                                         4,277
--------------------------------------------------------------------------------
        6,250,000  FHLMC STRIPS - COUPON,
                   6.30%, 1/15/20                                     2,966,600
--------------------------------------------------------------------------------
        7,683,000  Government Trust Certificates,
                   5.76%, 4/1/21                                      3,430,222
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $6,198,744)                                                     6,675,536
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.1%

          247,000  FNMA Discount Notes, 4.61%,
                   4/3/06(2)
(Cost $246,937)                                                         247,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.1%
(Cost $152,562,178)                                                 181,940,916
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (0.1)%                                                  (177,537)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $181,763,379
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Target 2020 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Target 2025 - Performance

TOTAL RETURNS AS OF MARCH 31, 2006
                                      ------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                6 MONTHS(1)  1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS    -4.97%      2.64%    8.62%     10.36%     9.23%       2/15/96
--------------------------------------------------------------------------------
FUND
BENCHMARK(2)      -5.01%      3.92%    8.72%     10.22%     9.72%(3)      --
--------------------------------------------------------------------------------
MERRILL LYNCH
10+ YEAR
TREASURY TOTAL
RETURN INDEX(4)   -2.52%      2.19%    6.36%      7.69%     7.42%(3)      --
--------------------------------------------------------------------------------
Advisor Class     -5.09%      2.40%    8.33%        --      7.38%       6/1/98
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) The Investor Class benchmark was an 8/15/25 STRIPS issue from inception through January 1998, when it was changed to an 11/15/25 STRIPS issue. The
    Advisor Class benchmark has been an 11/15/25 STRIPS issue since the class's inception.

(3) Since 2/29/96, the date nearest the Investor Class's inception for which data are available.

(4) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1996

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Target 2025 - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

PERFORMANCE SUMMARY

Target 2025 returned -4.97%* for the six months ended March 31, 2006, as rising interest rates and resilient U.S. economic growth helped short-term bonds hold their ground better than intermediate- and long-term equivalents. By comparison, the coupon-based Treasury STRIPS issue maturing on November 15, 2025, against which fund performance is gauged, returned -5.01%. It's also worth noting that expenses don't reduce the returns of the Treasury STRIPS issue.

A ROUGH PATCH FOR ZERO-COUPON BONDS

As discussed on page 2, bonds faced challenging times amid shifting economic conditions, an interest-rate guessing game by the financial markets, elevated energy and commodity prices, and a declining unemployment rate. Collectively, that translated into a rough six months for zero-coupon bonds, which experienced even greater volatility--and suffered lower returns--than conventional bonds.

In that environment, the zero-coupon bond yield curve (a graphic representation of the relationship between bond yields and maturities) rose and flattened:
yields on Treasury STRIPS maturing in 2010 rose by approximately 65 basis points
(0.65%), while yields on Treasury STRIPS maturing in 2025 climbed by nearly 40 basis points.

PORTFOLIO STRATEGY & OUTLOOK

On the portfolio front, we remained focused on our structured-value approach, which is designed to boost performance through a repeatable framework that helps us to identify the best relative values within the zero-coupon bond universe.

Target 2025 received significant cash inflows during the six months and we put that cash to work in a variety of securities, while primarily focusing on
Treasury STRIPS because they appeared to generally offer the best relative values. For example, we substantially added to coupon-based Treasury STRIPS maturing in November 2025, which now represents the portfolio's largest position. We also substantially added to positions in coupon-based Treasury
STRIPS maturing in February, May, and August 2025.

The table on the next page concerning types of investments in the portfolio shows how those additions noticeably increased Target 2025's percentage of
Treasury STRIPS, while the Portfolio at

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Anticipated Growth Rate
(Investor Class)                            4.58%                 4.22%
--------------------------------------------------------------------------------
Weighted Average
Maturity Date                              8/15/25               7/22/25
--------------------------------------------------------------------------------
Anticipated Value at Maturity (AVM)
(Investor Class)(1)                        $116.70               $116.83
--------------------------------------------------------------------------------

(1) See graph on page 19.

Past performance is no guarantee of future results. Even if class shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past. For more information, please consult the prospectus.

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------

Target 2025 - Portfolio Commentary

a Glance table on the previous page shows that these additions extended the fund's weighted average maturity date by approximately three weeks.

TARGET 2025'S PLACE IN A DIVERSIFIED PORTFOLIO

Target 2025 offers a fairly predictable rate of return over a given time frame by investing in some of the highest credit-quality debt securities in the world.
However, as the six months helped to illustrate, Target 2025 is best suited for investors who can withstand sometimes severe share-price swings and who have long-term financial goals that coincide with the fund's expected maturity.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           3/31/06               9/30/05
--------------------------------------------------------------------------------
Treasury STRIPS                             71.2%                 58.1%
--------------------------------------------------------------------------------
REFCORP STRIPS                              26.3%                 38.5%
--------------------------------------------------------------------------------
TOTAL TREASURYS &
EQUIVALENTS                                 97.5%                 96.6%
--------------------------------------------------------------------------------
Govt. Agency STRIPS                          1.9%                  1.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  0.6%                  0.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             --(1)                  1.2%
--------------------------------------------------------------------------------

(1) Category is less than 0.05% of total net assets.

SHARE PRICE VS. ANTICIPATED VALUE AT MATURITY (INVESTOR CLASS)

Target 2025

The top line in the graph represents the class's Anticipated Value at Maturity
(AVM), which fluctuates from day to day based on the fund's weighted average maturity date. The bottom line represents the class's historical share price, which is managed to grow over time to reach the class's AVM. The AVM for other share classes will vary due to differences in fee structure. While this graph demonstrates the class's expected long-term growth pattern, please keep in mind that the fund may experience significant share-price volatility over the short term. Even if shares are held to maturity, there is no guarantee that the class's share price will reach its AVM. There is also no guarantee that the AVM will fluctuate as little in the future as it has in the past.

------

Target 2025 - Schedule of Investments

MARCH 31, 2006 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(1) -- 97.5%

      $ 4,650,000  REFCORP STRIPS - COUPON,
                   6.56%, 1/15/24                                  $  1,840,786
--------------------------------------------------------------------------------
       18,500,000  STRIPS - COUPON, 4.88%,
                   2/15/24                                            7,471,071
--------------------------------------------------------------------------------
        1,560,000  REFCORP STRIPS - COUPON,
                   6.66%, 4/15/24                                       610,055
--------------------------------------------------------------------------------
       15,500,000  STRIPS - COUPON, 4.91%,
                   5/15/24                                            6,180,548
--------------------------------------------------------------------------------
          926,000  REFCORP STRIPS - COUPON,
                   7.10%, 7/15/24                                       357,097
--------------------------------------------------------------------------------
       13,000,000  STRIPS - COUPON, 5.49%,
                   8/15/24                                            5,109,182
--------------------------------------------------------------------------------
       13,184,000  REFCORP STRIPS - COUPON,
                   7.30%, 10/15/24                                    5,016,472
--------------------------------------------------------------------------------
       40,600,000  STRIPS - COUPON, 4.94%,
                   11/15/24                                          15,754,830
--------------------------------------------------------------------------------
        1,600,000  STRIPS - PRINCIPAL, 7.26%,
                   11/15/24                                             623,138
--------------------------------------------------------------------------------
       13,050,000  REFCORP STRIPS - COUPON,
                   7.28%, 1/15/25                                     4,908,262
--------------------------------------------------------------------------------
       65,900,000  STRIPS - COUPON, 4.89%,
                   2/15/25                                           25,295,913
--------------------------------------------------------------------------------
       10,500,000  STRIPS - PRINCIPAL, 5.51%,
                   2/15/25                                            4,045,314
--------------------------------------------------------------------------------
       23,013,000  REFCORP STRIPS - COUPON,
                   6.56%, 4/15/25                                     8,550,848
--------------------------------------------------------------------------------
       74,175,000  STRIPS - COUPON, 4.94%,
                   5/15/25                                           28,113,363
--------------------------------------------------------------------------------
       13,556,000  REFCORP STRIPS - COUPON,
                   6.44%, 7/15/25                                     4,979,227
--------------------------------------------------------------------------------
       67,000,000  STRIPS - COUPON, 4.89%,
                   8/15/25                                           25,121,181
--------------------------------------------------------------------------------
       11,850,000  STRIPS - PRINCIPAL, 5.32%,
                   8/15/25                                            4,459,878
--------------------------------------------------------------------------------
       23,493,000  REFCORP STRIPS - COUPON,
                   6.57%, 10/15/25                                    8,536,135
--------------------------------------------------------------------------------
       87,170,000  STRIPS - COUPON, 5.01%,
                   11/15/25                                          32,334,229
--------------------------------------------------------------------------------
       25,035,000  REFCORP STRIPS - COUPON,
                   7.08%, 1/15/26                                     8,987,315
--------------------------------------------------------------------------------
       36,299,000  STRIPS - COUPON, 5.02%,
                   2/15/26                                           13,295,416
--------------------------------------------------------------------------------
       17,000,000  STRIPS - PRINCIPAL, 4.88%,
                   2/15/26                                            6,250,849
--------------------------------------------------------------------------------
       44,174,000  REFCORP STRIPS - COUPON,
                   6.11%, 4/15/26                                    15,657,829
--------------------------------------------------------------------------------
       41,991,000  STRIPS - COUPON, 4.95%,
                   5/15/26                                           15,187,095
--------------------------------------------------------------------------------
       31,767,000  REFCORP STRIPS - COUPON,
                   7.29%, 7/15/26                                    11,118,005
--------------------------------------------------------------------------------
       30,600,000  STRIPS - COUPON, 5.04%,
                   8/15/26                                           10,928,239
--------------------------------------------------------------------------------
       11,739,000  REFCORP STRIPS - COUPON,
                   7.35%, 10/15/26                                    4,056,681
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 5,000,000  STRIPS - COUPON, 5.75%,
                   11/15/26                                        $  1,763,235
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $264,735,698)                                                 276,552,193
--------------------------------------------------------------------------------
ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(1) -- 1.9%

           10,000  FNMA STRIPS - COUPON,
                   6.14%, 4/8/24                                          3,760
--------------------------------------------------------------------------------
        1,000,000  TVA STRIPS - COUPON,
                   6.58%, 5/1/24                                        369,599
--------------------------------------------------------------------------------
        5,345,000  FNMA STRIPS - COUPON,
                   5.94%, 3/23/25                                     1,907,049
--------------------------------------------------------------------------------
        1,838,000  FNMA STRIPS - COUPON,
                   5.11%, 5/15/25                                       651,431
--------------------------------------------------------------------------------
        1,092,000  TVA STRIPS - COUPON,
                   6.12%, 11/1/25                                       372,492
--------------------------------------------------------------------------------
        2,376,000  TVA STRIPS - PRINCIPAL,
                   6.50%, 11/1/25                                       811,368
--------------------------------------------------------------------------------
        2,913,000  FNMA STRIPS - COUPON,
                   5.28%, 11/15/25                                    1,008,323
--------------------------------------------------------------------------------
          841,000  FNMA STRIPS - COUPON,
                   5.10%, 1/15/26                                       288,437
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $5,148,701)                                                     5,412,459
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.6%

        1,690,000  FNMA Discount Notes,
                   4.61%, 4/3/06(2)
(Cost $1,689,567)                                                     1,690,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $271,573,966)                                                 283,654,652
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(3)                                        (130,912)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $283,523,740
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FNMA = Federal National Mortgage Association

REFCORP = Resolution Funding Corporation

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

(1) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(2) The rate indicated is the yield to maturity at purchase.

(3) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                   BEGINNING          ENDING        DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE      10/1/05 -        EXPENSE
                     10/1/05          3/31/06          3/31/06          RATIO*
--------------------------------------------------------------------------------
TARGET 2010 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000            $991.80          $2.83           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000            $990.50          $4.07           0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.09          $2.87           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,020.84          $4.13           0.82%
--------------------------------------------------------------------------------
TARGET 2015 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000            $977.30          $2.81           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000            $976.20          $4.04           0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.09          $2.87           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,020.84          $4.13           0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                   BEGINNING          ENDING        DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE      10/1/05 -        EXPENSE
                     10/1/05          3/31/06          3/31/06          RATIO*
--------------------------------------------------------------------------------
TARGET 2020 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000            $962.20          $2.79           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000            $961.20          $4.01           0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.09          $2.87           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,020.84          $4.13           0.82%
--------------------------------------------------------------------------------
TARGET 2025 SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000            $950.30          $2.77           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000            $949.10          $3.98           0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.09          $2.87           0.57%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,020.84          $4.13           0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                      TARGET 2010     TARGET 2015      TARGET 2020      TARGET 2025
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at value
(cost of $212,191,604,
$168,375,229, $152,562,178,
$271,573,966, respectively)          $217,881,439    $197,434,498     $181,940,916     $283,654,652
----------------------------------
Receivable for capital
shares sold                                12,307         133,858           70,430          921,753
----------------------------------------------------------------------------------------------------
                                      217,893,746     197,568,356      182,011,346      284,576,405
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                       297,309         241,382          155,417          913,487
----------------------------------
Accrued management fees                   104,545          96,987           87,840          133,966
----------------------------------
Distribution fees payable                   1,195             207            2,355            2,606
----------------------------------
Service fees payable                        1,195             207            2,355            2,606
----------------------------------------------------------------------------------------------------
                                          404,244         338,783          247,967        1,052,665
----------------------------------------------------------------------------------------------------

NET ASSETS                           $217,489,502    $197,229,573     $181,763,379     $283,523,740
====================================================================================================
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                      $208,444,800    $166,431,123     $148,917,789     $270,007,421
----------------------------------
Undistributed net
investment income                       2,426,772       2,413,823        2,066,685        2,892,403
----------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions                928,095        (674,642)       1,400,167       (1,456,770)
----------------------------------
Net unrealized appreciation
on investments                          5,689,835      29,059,269       29,378,738       12,080,686
----------------------------------------------------------------------------------------------------
                                     $217,489,502    $197,229,573     $181,763,379     $283,523,740
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                           $211,927,911    $196,204,832     $170,778,669     $271,415,400
----------------------------------
Shares outstanding                      2,429,099       2,647,377        3,056,554        5,592,213
----------------------------------
Net asset value per share                  $87.25          $74.11           $55.87           $48.53
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                             $5,561,591      $1,024,741      $10,984,710      $12,108,340
----------------------------------
Shares outstanding                         64,883          14,055          200,093          254,223
----------------------------------
Net asset value per share                  $85.72          $72.91           $54.90           $47.63
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------
                                      TARGET 2010     TARGET 2015      TARGET 2020      TARGET 2025
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
----------------------------------
Interest                              $ 5,611,835     $ 5,423,389     $  4,762,421     $  5,781,636
----------------------------------------------------------------------------------------------------

EXPENSES:
----------------------------------
Management fees                           615,347         571,307          520,199          676,376
----------------------------------
Distribution fees -- Advisor Class          7,823           1,272           13,696           12,802
----------------------------------
Service fees -- Advisor Class               7,823           1,272           13,696           12,802
----------------------------------
Trustees' fees and expenses                 6,891           6,313            5,954            7,353
----------------------------------
Other expenses                                190             174              166              493
----------------------------------------------------------------------------------------------------
                                          638,074         580,338          553,711          709,826
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                   4,973,761       4,843,051        4,208,710        5,071,810
----------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions              1,103,894        (488,512)       1,527,425         (898,364)
----------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                         (7,874,294)     (8,997,212)     (12,889,410)     (17,696,731)
----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                 (6,770,400)     (9,485,724)     (11,361,985)     (18,595,095)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                       $(1,796,639)    $(4,642,673)    $ (7,153,275)    $(13,523,285)
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------
                                              TARGET 2010                      TARGET 2015
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2006            2005             2006             2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                $  4,973,761    $  9,660,141     $  4,843,051     $  8,315,333
----------------------------------
Net realized gain (loss)                1,103,894       1,137,328         (488,512)       1,737,743
----------------------------------
Change in net unrealized
appreciation (depreciation)            (7,874,294)     (7,632,649)      (8,997,212)      (1,766,446)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        (1,796,639)      3,164,820       (4,642,673)       8,286,630
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
----------------------------------
  Investor Class                       (9,467,281)     (9,386,309)      (8,775,539)      (7,116,912)
----------------------------------
  Advisor Class                          (286,668)       (241,067)         (49,879)         (40,651)
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                       (1,085,751)     (3,846,517)      (1,745,286)      (2,944,546)
----------------------------------
  Advisor Class                           (34,841)       (104,670)         (10,523)         (17,842)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (10,874,541)    (13,578,563)     (10,581,227)     (10,119,951)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                     12,670,587       7,186,746       11,466,383       45,657,032
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                                (593)     (3,226,997)      (3,757,517)      43,823,711

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                   217,490,095     220,717,092      200,987,090      157,163,379
----------------------------------------------------------------------------------------------------
End of period                        $217,489,502    $217,490,095     $197,229,573     $200,987,090
====================================================================================================

Undistributed net
investment income                      $2,426,772      $7,206,960       $2,413,823       $6,396,190
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND YEAR ENDED SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------
                                              TARGET 2020                      TARGET 2025
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS         2006            2005             2006             2005
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                $  4,208,710    $  8,135,518     $  5,071,810     $  5,254,497
----------------------------------
Net realized gain (loss)                1,527,425       1,698,443         (898,364)       2,209,866
----------------------------------
Change in net unrealized
appreciation (depreciation)           (12,889,410)      8,755,565      (17,696,731)       7,656,978
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                        (7,153,275)     18,589,526      (13,523,285)      15,121,341
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
----------------------------------
  Investor Class                       (7,734,359)     (7,788,930)      (6,038,176)      (4,933,951)
----------------------------------
  Advisor Class                          (467,699)       (182,608)        (277,662)         (28,419)
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                       (1,711,545)     (3,188,719)      (1,591,395)     (11,712,813)
----------------------------------
  Advisor Class                          (109,877)        (79,091)         (80,580)         (70,568)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                    (10,023,480)    (11,239,348)      (7,987,813)     (16,745,751)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                      9,112,387       4,742,457      107,636,762      106,004,810
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (8,064,368)     12,092,635       86,125,664      104,380,400

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                   189,827,747     177,735,112      197,398,076       93,017,676
----------------------------------------------------------------------------------------------------
End of period                        $181,763,379    $189,827,747     $283,523,740     $197,398,076
====================================================================================================

Undistributed net
investment income                      $2,066,685      $6,060,033       $2,892,403       $4,136,431
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Target Maturities Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. The trust is composed of the following series: Target 2010 Fund (Target 2010), Target 2015 Fund (Target 2015), Target
2020 Fund (Target 2020), and Target 2025 Fund (Target 2025) (collectively, the funds). The funds are diversified under the 1940 Act. Each fund seeks to provide the highest return consistent with investment in U.S. Treasury securities and their equivalents and may invest up to 20% of its assets in AAA-rated zero-coupon U.S. Government Agency securities. Each fund will be liquidated near the end of its target maturity year. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder sales charges and servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REVERSE SHARE SPLITS -- The trustees may authorize reverse share splits immediately after and of a size that exactly offsets the per-share amount of the annual dividend and capital gain distribution, if any. After taking into account the reverse share split, a shareholder reinvesting dividends and capital gain distributions will hold exactly the same number of shares owned prior to the distributions and reverse share split. A shareholder electing to receive dividends in cash will own fewer shares.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a
Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.2425% to
0.3600% and the rates for the Complex Fee (Investor Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the funds for the six months ended March 31, 2006 was 0.56% and 0.31% for the Investor Class and Advisor
Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended March 31, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC.

The funds have a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended March 31, 2006, were as follows:

--------------------------------------------------------------------------------
                      TARGET 2010    TARGET 2015    TARGET 2020     TARGET 2025
--------------------------------------------------------------------------------
Purchases             $34,430,920    $26,591,068    $15,432,670    $112,963,550
--------------------------------------------------------------------------------
Proceeds from sales   $33,021,300    $23,721,750    $16,074,060     $12,423,060
--------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                        TARGET 2010                   TARGET 2015
------------------------------------------------------------------------------------------
                                    SHARES        AMOUNT          SHARES        AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2006
-------------------------------
Sold                                347,561    $ 30,452,480       382,070    $ 28,879,856
-------------------------------
Issued in reinvestment
of distributions                    123,096      10,283,468       134,061       9,597,429
-------------------------------
Redeemed                           (314,887)    (27,594,540)     (355,945)    (26,823,595)
-------------------------------
Reverse share split                (126,165)             --      (146,287)             --
------------------------------------------------------------------------------------------
Net increase (decrease)              29,605    $ 13,141,408        13,899    $ 11,653,690
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
-------------------------------
Sold                                471,016    $ 41,221,614     1,039,170    $ 77,814,968
-------------------------------
Issued in reinvestment
of distributions                    157,795      12,934,524       140,610       9,688,026
-------------------------------
Redeemed                           (555,133)    (48,554,795)     (568,150)    (42,293,856)
-------------------------------
Reverse share split                (161,208)             --      (145,696)             --
------------------------------------------------------------------------------------------
Net increase (decrease)             (87,530)   $  5,601,343       465,934    $ 45,209,138
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2006
-------------------------------
Sold                                 18,543     $ 1,597,495         8,700       $ 647,281
-------------------------------
Issued in reinvestment
of distributions                      3,083         253,629           782          55,161
-------------------------------
Redeemed                            (26,858)     (2,321,945)      (11,918)       (889,749)
-------------------------------
Reverse share split                  (3,869)             --          (852)             --
------------------------------------------------------------------------------------------
Net increase (decrease)              (9,101)    $  (470,821)       (3,288)      $(187,307)
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
-------------------------------
Sold                                 50,984     $ 4,388,308        15,342      $1,134,511
-------------------------------
Issued in reinvestment
of distributions                      3,102         251,019           854          58,165
-------------------------------
Redeemed                            (35,505)     (3,053,924)      (10,301)       (744,782)
-------------------------------
Reverse share split                  (4,201)             --          (859)             --
------------------------------------------------------------------------------------------
Net increase (decrease)              14,380     $ 1,585,403         5,036      $  447,894
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                        TARGET 2020                   TARGET 2025
------------------------------------------------------------------------------------------
                                    SHARES        AMOUNT          SHARES        AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2006
-------------------------------
Sold                                540,217    $ 31,247,142     3,268,380    $164,746,248
-------------------------------
Issued in reinvestment
of distributions                    164,097       8,962,953       142,226       6,942,079
-------------------------------
Redeemed                           (565,204)    (32,658,311)   (1,408,685)    (70,961,046)
-------------------------------
Reverse share split                (172,471)             --      (155,840)             --
------------------------------------------------------------------------------------------
Net increase (decrease)             (33,361)    $ 7,551,784     1,846,081    $100,727,281
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
-------------------------------
Sold                                833,741    $ 46,910,025     3,321,225    $167,331,934
-------------------------------
Issued in reinvestment
of distributions                    212,275      10,677,410       437,213      16,054,459
-------------------------------
Redeemed                         (1,057,537)    (59,014,039)   (1,672,580)    (82,949,150)
-------------------------------
Reverse share split                (217,871)             --      (450,294)             --
------------------------------------------------------------------------------------------
Net increase (decrease)            (229,392)   $ (1,426,604)    1,635,564    $100,437,243
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
SIX MONTHS ENDED MARCH 31, 2006
-------------------------------
Sold                                 65,350     $ 3,695,650       198,845     $ 9,821,282
-------------------------------
Issued in reinvestment
of distributions                      9,591         516,021         6,691         321,387
-------------------------------
Redeemed                            (46,550)     (2,651,068)      (64,876)     (3,233,188)
-------------------------------
Reverse share split                 (10,677)             --        (7,434)             --
------------------------------------------------------------------------------------------
Net increase (decrease)              17,714     $ 1,560,603       133,226     $ 6,909,481
==========================================================================================
YEAR ENDED SEPTEMBER 30, 2005
-------------------------------
Sold                                169,679     $ 9,539,827       149,589     $ 7,491,982
-------------------------------
Issued in reinvestment
of distributions                      4,942         245,485         2,519          90,990
-------------------------------
Redeemed                            (65,938)     (3,616,251)      (41,799)     (2,015,405)
-------------------------------
Reverse share split                  (5,249)             --        (2,698)             --
------------------------------------------------------------------------------------------
Net increase (decrease)             103,434     $ 6,169,061       107,611     $ 5,567,567
==========================================================================================

5. SECURITIES LENDING

As of March 31, 2006, the funds had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2006 (UNAUDITED)

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or American Century
Global Investment Management, Inc., have a $500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective
December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended March 31, 2006.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                       TARGET 2010    TARGET 2015    TARGET 2020    TARGET 2025
--------------------------------------------------------------------------------
Federal tax cost
of investments        $212,191,604   $168,565,451   $152,577,404   $272,903,620
================================================================================
Gross tax
appreciation
of investments         $ 7,052,046    $29,938,686    $29,364,645    $18,487,757
--------------------
Gross tax
depreciation
of investments          (1,362,211)    (1,069,639)        (1,133)    (7,736,725)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments         $ 5,689,835    $28,869,047    $29,363,512    $10,751,032
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $87.97      $86.70      $84.49      $81.12      $70.64      $59.92
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.98        3.85        3.65        3.45        3.55        3.39
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (2.70)      (2.58)      (1.44)      (0.08)       6.93        7.33
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.72)       1.27        2.21        3.37       10.48       10.72
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.85)      (3.86)      (3.94)      (3.46)      (3.69)      (3.27)
--------------------------
  From Net
  Realized Gains               (0.44)      (1.58)      (4.52)      (2.20)      (0.66)         --
-------------------------------------------------------------------------------------------------
  Total Distributions          (4.29)      (5.44)      (8.46)      (5.66)      (4.35)      (3.27)
-------------------------------------------------------------------------------------------------
Reverse Share Split             4.29        5.44        8.46        5.66        4.35        3.27
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $87.25      $87.97      $86.70      $84.49      $81.12      $70.64
=================================================================================================
  TOTAL RETURN(3)              (0.82)%      1.47%       2.62%       4.15%      14.84%      17.89%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.57%(4)       0.58%       0.58%       0.59%       0.59%       0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.53%(4)       4.39%       4.32%       4.21%       4.96%       5.15%
--------------------------
Portfolio Turnover Rate           15%         22%         15%         45%         46%         60%
--------------------------
Net Assets, End of Period
(in thousands)               $211,928    $211,088    $215,621    $262,825    $314,951    $288,867
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2010 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $86.54      $85.50      $83.53      $80.41      $70.19      $59.67
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.84        3.57        3.39        3.21        3.32        3.22
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (2.66)      (2.53)      (1.42)      (0.09)       6.90        7.30
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.82)       1.04        1.97        3.12       10.22       10.52
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.63)      (3.64)      (3.72)      (3.27)      (3.51)      (3.12)
--------------------------
  From Net
  Realized Gains               (0.44)      (1.58)      (4.52)      (2.20)      (0.66)         --
-------------------------------------------------------------------------------------------------
  Total Distributions          (4.07)      (5.22)      (8.24)      (5.47)      (4.17)      (3.12)
-------------------------------------------------------------------------------------------------
Reverse Share Split             4.07        5.22        8.24        5.47        4.17        3.12
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $85.72      $86.54      $85.50      $83.53      $80.41      $70.19
=================================================================================================
  TOTAL RETURN(3)              (0.95)%      1.21%       2.36%       3.88%      14.56%      17.63%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.82%(4)       0.83%       0.83%       0.84%       0.84%       0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.28%(4)       4.14%       4.07%       3.96%       4.71%       4.90%
--------------------------
Portfolio Turnover Rate           15%         22%         15%         45%         46%         60%
--------------------------
Net Assets, End of Period
(in thousands)                 $5,562      $6,402      $5,096      $3,591      $1,960      $2,729
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $75.83      $72.10      $67.58      $64.60      $55.37      $48.01
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.80        3.49        3.35        3.09        2.95        2.75
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.52)       0.24        1.17       (0.11)       6.28        4.61
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (1.72)       3.73        4.52        2.98        9.23        7.36
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.29)      (3.21)      (3.64)      (2.84)      (3.04)      (2.81)
--------------------------
  From Net
  Realized Gains               (0.65)      (1.33)      (2.19)      (0.16)      (0.08)         --
-------------------------------------------------------------------------------------------------
  Total Distributions          (3.94)      (4.54)      (5.83)      (3.00)      (3.12)      (2.81)
-------------------------------------------------------------------------------------------------
Reverse Share Split             3.94        4.54        5.83        3.00        3.12        2.81
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $74.11      $75.83      $72.10      $67.58      $64.60      $55.37
=================================================================================================
  TOTAL RETURN(3)              (2.27)%      5.18%       6.69%       4.61%      16.65%      15.35%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.57%(4)       0.58%       0.58%       0.59%       0.59%       0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.79%(4)       4.68%       4.92%       4.72%       5.28%       5.30%
--------------------------
Portfolio Turnover Rate           12%          9%         12%         17%         24%         23%
--------------------------
Net Assets, End of Period
(in thousands)               $196,205    $199,692    $156,287    $149,266    $175,421    $145,567
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2015 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $74.68      $71.19      $66.89      $64.10      $55.09      $47.87
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.68        3.26        3.15        2.93        2.79        2.63
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.45)       0.23        1.15       (0.14)       6.22        4.59
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (1.77)       3.49        4.30        2.79        9.01        7.22
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (3.10)      (3.02)      (3.47)      (2.69)      (2.91)      (2.68)
--------------------------
  From Net
  Realized Gains               (0.65)      (1.33)      (2.19)      (0.16)      (0.08)         --
-------------------------------------------------------------------------------------------------
  Total Distributions          (3.75)      (4.35)      (5.66)      (2.85)      (2.99)      (2.68)
-------------------------------------------------------------------------------------------------
Reverse Share Split             3.75        4.35        5.66        2.85        2.99        2.68
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $72.91      $74.68      $71.19      $66.89      $64.10      $55.09
=================================================================================================
  TOTAL RETURN(3)              (2.38)%      4.90%       6.43%       4.35%      16.36%      15.08%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.82%(4)       0.83%       0.83%       0.84%       0.84%       0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.54%(4)       4.43%       4.67%       4.47%       5.03%       5.05%
--------------------------
Portfolio Turnover Rate           12%          9%         12%         17%         24%         23%
--------------------------
Net Assets, End of Period
(in thousands)                 $1,025      $1,295        $876        $498         $97         $35
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $58.06      $52.32      $48.19      $46.23      $39.09      $34.79
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.29        2.46        2.34        2.19        2.07        1.90
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.48)       3.28        1.79       (0.23)       5.07        2.40
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (2.19)       5.74        4.13        1.96        7.14        4.30
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.49)      (2.38)      (2.47)      (2.13)      (2.43)      (1.79)
--------------------------
  From Net
  Realized Gains               (0.55)      (0.97)      (2.63)      (3.37)      (4.62)      (3.19)
-------------------------------------------------------------------------------------------------
  Total Distributions          (3.04)      (3.35)      (5.10)      (5.50)      (7.05)      (4.98)
-------------------------------------------------------------------------------------------------
Reverse Share Split             3.04        3.35        5.10        5.50        7.05        4.98
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $55.87      $58.06      $52.32      $48.19      $46.23      $39.09
=================================================================================================
  TOTAL RETURN(3)              (3.78)%     10.97%       8.57%       4.24%      18.27%      12.36%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.57%(4)       0.58%       0.57%       0.59%       0.59%       0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.48%(4)       4.38%       4.83%       4.68%       5.21%       5.10%
--------------------------
Portfolio Turnover Rate            8%         10%         26%         45%         24%         54%
--------------------------
Net Assets, End of Period
(in thousands)               $170,779    $179,410    $173,662    $180,656    $210,814    $225,535
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2020 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $57.12      $51.60      $47.65      $45.83      $38.85      $34.66
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.20        2.29        2.18        2.06        1.95        1.82
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.42)       3.23        1.77       (0.24)       5.03        2.37
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (2.22)       5.52        3.95        1.82        6.98        4.19
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (2.35)      (2.25)      (2.35)      (2.02)      (2.34)      (1.70)
--------------------------
  From Net
  Realized Gains               (0.55)      (0.97)      (2.63)      (3.37)      (4.62)      (3.19)
-------------------------------------------------------------------------------------------------
  Total Distributions          (2.90)      (3.22)      (4.98)      (5.39)      (6.96)      (4.89)
-------------------------------------------------------------------------------------------------
Reverse Share Split             2.90        3.22        4.98        5.39        6.96        4.89
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $54.90      $57.12      $51.60      $47.65      $45.83      $38.85
=================================================================================================
  TOTAL RETURN(3)              (3.88)%     10.70%       8.29%       3.97%      17.97%      12.09%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.82%(4)       0.83%       0.83%       0.84%       0.84%       0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.23%(4)       4.13%       4.57%       4.43%       4.96%       4.85%
--------------------------
Portfolio Turnover Rate            8%         10%         26%         45%         24%         54%
--------------------------
Net Assets, End of Period
(in thousands)                $10,985    $10,417       $4,073      $3,048      $1,389      $1,599
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INVESTOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $51.07      $43.80      $39.67      $38.95      $33.25      $29.32
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      1.05        1.99        1.90        1.79        1.70        1.62
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.59)       5.28        2.23       (1.07)       4.00        2.31
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (2.54)       7.27        4.13        0.72        5.70        3.93
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (1.34)      (2.54)      (2.08)      (2.06)      (2.26)      (2.00)
--------------------------
  From Net
  Realized Gains               (0.35)      (6.03)      (2.17)      (2.36)      (0.80)      (0.42)
-------------------------------------------------------------------------------------------------
  Total Distributions          (1.69)      (8.57)      (4.25)      (4.42)      (3.06)      (2.42)
-------------------------------------------------------------------------------------------------
Reverse Share Split             1.69        8.57        4.25        4.42        3.06        2.42
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $48.53      $51.07      $43.80      $39.67      $38.95      $33.25
=================================================================================================
  TOTAL RETURN(3)              (4.97)%     16.61%      10.41%       1.85%      17.14%      13.40%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.57%(4)       0.58%       0.58%       0.59%       0.59%       0.59%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   4.18%(4)       4.05%       4.74%       4.64%       5.13%       5.15%
--------------------------
Portfolio Turnover Rate            5%         26%         24%         22%         23%         25%
--------------------------
Net Assets, End of Period
(in thousands)               $271,415    $191,326     $92,440    $151,701    $217,965    $310,094
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Target 2025 - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-------------------------------------------------------------------------------------------------
                              2006(1)      2005        2004        2003        2002        2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $50.18      $43.14      $39.18      $38.56      $33.01      $29.17
-------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)      0.97        1.84        1.76        1.68        1.60        1.54
--------------------------
  Net Realized and
  Unrealized Gain (Loss)       (3.52)       5.20        2.20       (1.06)       3.95        2.30
-------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        (2.55)       7.04        3.96        0.62        5.55        3.84
-------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income            (1.21)      (2.43)      (1.97)      (1.97)      (2.18)      (1.91)
--------------------------
  From Net
  Realized Gains               (0.35)      (6.03)      (2.17)      (2.36)      (0.80)      (0.42)
-------------------------------------------------------------------------------------------------
  Total Distributions          (1.56)      (8.46)      (4.14)      (4.33)      (2.98)      (2.33)
-------------------------------------------------------------------------------------------------
Reverse Share Split             1.56        8.46        4.14        4.33        2.98        2.33
-------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $47.63      $50.18      $43.14      $39.18      $38.56      $33.01
=================================================================================================
  TOTAL RETURN(3)              (5.09)%     16.33%      10.11%       1.61%      16.81%      13.16%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.82%(4)       0.83%       0.83%       0.84%       0.84%       0.84%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   3.93%(4)       3.80%       4.49%       4.39%       4.88%       4.90%
--------------------------
Portfolio Turnover Rate            5%         26%         24%         22%         23%         25%
--------------------------
Net Assets, End of Period
(in thousands)                $12,108      $6,072        $578        $595        $431        $997
-------------------------------------------------------------------------------------------------

(1) Six months ended March 31, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------

Share Class Information

Two classes of shares are authorized for sale by the funds: Investor Class and
Advisor Class. The total expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The MERRILL LYNCH 10+ YEAR TREASURY TOTAL RETURN INDEX measures the total return performance of U.S. Treasury bonds with outstanding par values of at least $15 million and maturity ranges of at least 10 years.

FUND BENCHMARKS

The benchmarks for the Target Maturities Trust funds are coupon STRIPS issues maturing in the target year of each portfolio.

The benchmark for the Target 2010 fund is the 11/15/10 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2010.

The benchmark for the Target 2015 fund is the 11/15/15 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2015.

The benchmark for the Target 2020 fund is the 11/15/20 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2020.

The benchmark for the Target 2025 fund, from inception through January 1998, was the 8/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures August 15,
2025. Thereafter, the benchmark was changed to the 11/15/25 STRIPS ISSUE, a zero-coupon Treasury bond that matures November 15, 2025.

------

Notes

------

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY TARGET MATURITIES TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0605                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-48887S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY TARGET MATURITIES TRUST

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President
              (principal executive officer)

Date: May 25, 2006

By:   /s/ Maryanne L. Roepke
      --------------------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date: May 25, 2006